UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21193

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

Item 1 - Schedule of Investments

Schedule of INVESTMENTS May 31, 2007 (unaudited)

Minnesota Municipal Income Fund II

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities – 156.6%
Industrial Revenue – 2.3%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$ 500,000	$ 498,765

Economic DevelopmentRevenue – 1.8%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, (AMT), 5.55%, 8/1/16	400,000	405,920

Education Revenue – 14.9%
Higher Education Facility, Augsburg College, 5.00%, 5/1/28	200,000	205,250
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	400,000	411,036
Higher Education Facility, St. Catherine's College, 5.38%, 10/1/32	1,000,000	1,044,390
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	368,508
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project Series A, 5.00%, 12/1/36	200,000	202,904
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.50%, 10/1/24	1,000,000	1,026,530
		3,258,618

General Obligations – 7.4%
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	579,293
Robbinsdale Independent School District (FSA), 5.00%, 2/1/21	1,000,000	1,043,430
		1,622,723

Healthcare Revenue – 56.2%
Aitkin Health Care Facilities Revenue, Riverwood Health Care Center, 5.50%, 2/1/24	200,000	204,970
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	734,643
Agriculture and Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	26,789
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	1,026,370
Colorado Health Facilities Authority Revenue, Christian Living Communities Project, 5.75%, 1/1/37	200,000	208,686
Crookston Health Care, Riverview Health Project, 5.20%, 5/1/22	200,000	198,966
Cuyuna Range Hospital District,
5.00%, 6/1/29	350,000	346,773
6.00%, 6/1/29	350,000	353,500
5.50%, 6/1/35	400,000	414,388
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital, 5.25%, 2/15/33	1,000,000	1,027,770
Fergus Falls Health Care Facility, Broen Memorial Home Project, 7.00%, 11/1/19	350,000	350,294
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	448,608
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	600,000	614,970
Illinois Finance Authority Revenue, Franciscan Communities Inc., 5.50%, 5/15/37	250,000	253,050
Inver Grove Heights Nursing, Presbyterian Homes, 5.50%, 10/1/33	250,000	251,538
Maple Grove Health Care System, Maple Grove Hospital Corporation, 4.63%, 5/1/33	500,000	482,410
Marshall Health Care Facility, Weiner Medical Center, 5.35%, 11/1/17	350,000	364,588
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project, 5.88% 12/1/29	750,000	803,640
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	300,000	318,849
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	400,000	415,592
Moorhead Economic Development Authority, Eventide Project, 5.15%, 6/1/29	300,000	300,348
New Hope Housing and Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	411,028
Pine City Health Care, North Branch, 5.00%, 10/20/47	125,000	127,776
Shakopee Health Care Facility, St. Frances Regional Medical Center, 5.10%, 9/1/25	500,000	506,795
St. Louis Park Health Care Facilities, Park Nicollet Health Systems,
5.25%, 7/1/30	250,000	258,193
5.50%, 7/1/25	250,000	262,690
St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project, 6.00%, 11/15/30	200,000	218,402
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	500,000	513,290
St. Paul Housing and Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	505,160
5.30%, 5/15/28	170,000	171,357
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	200,000	215,540
		12,336,973

Housing Revenue – 31.4%
Cottage Grove Senior Housing Revenue, PHS Cottage Grove Inc., 5.00%, 12/1/31	175,000	172,182
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	500,000	509,935
Hopkins Multifamily Housing, Hopkins Renaissance Project, 6.25%, 4/1/15	500,000	510,820
Minneapolis Housing Revenue, Keeler Apartments Project, 5.00%, 10/1/37	300,000	293,559
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,217,453
Minneapolis and St. Paul Housing, Finance Board Single Family, (AMT) Mortgage-Backed City Living, 5.00%, 11/1/38	199,849	200,872
Minnesota State Housing Finance Agency, Residential Housing - Series D, (AMT) 4.70%, 7/1/27	1,000,000	980,590
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	333,010
Prior Lake Senior Housing Revenue, Shepards Path Senior Housing, 5.70%, 8/1/36	200,000	205,148
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments, 6.75%, 1/1/31	320,000	339,683
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA), 5.50%, 9/20/44	655,000	668,565
St. Paul Housing and Redevelopment Authority, Rossy and Richard Shaller, Sholom East Project, 5.25%, 10/1/42	250,000	251,467
Washington County Housing and Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	1,000,000	1,003,220
Worthington Housing Authority, Meadows Worthington Project – Series A, 5.38%, 5/1/37	200,000	198,518
		6,885,022

Leasing Revenue – 23.8%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center, (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	500,000	526,620
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA), 5.00%, 2/1/23	1,000,000	1,038,890
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	550,001
Ramsey County Public Improvement, 4.75%, 1/1/24	1,000,000	1,013,930
St. Paul Port Authority Healtheast Midway Campus, 5.75%, 5/1/25	600,000	619,590
St. Paul Port Authority Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,053,600
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	412,760
		5,215,391

Recreation Authority Revenue – 3.3%
Moorhead Gross Revenue, Golf Course, 5.88%, 12/1/21	400,000	404,768
St. Paul Port Authority Hotel Facility (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	300,000	320,826
		725,594

Tax Revenue – 1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project, 5.65%, 2/1/27	150,000	153,174
5.75%, 2/1/27	200,000	205,434
		358,608

Transport Revenue – 1.9%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/11 @ 100), 5.25%, 1/1/32 (b)	400,000	418,428

Utility Revenue – 12.0%
Chaska Electric, 6.10%, 10/1/30	10,000	10,620
Chaska Electric, 5.00%, 10/1/30	500,000	514,730
Chaska Electric (Prerefunded 10/1/10 @ 100), 6.10%, 10/1/30 (b)	990,000	1,059,320
Rochester Electric Utility Revenue, 5.00%, 12/1/30	1,000,000	1,052,530
		2,637,200

Total Municipal Long-Term Securities (cost: $33,380,588)		34,363,242

Short-Term Investments – 0.8%
Money Market Fund
Federated Minnesota Municipal Cash Trust	174,241	174,241
(cost: $174,241)
Total Investment in Securities (c) – 157.4% (cost: $33,554,829)		34,537,483

Preferred Shares, at Liquidation Value – (59.2)%		(13,000,000)

Other Assets and Liabilities, Net – 1.8%		399,479

Total Net Assets – 100%		$21,936,962

Notes to Schedules of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.  Security valuations are performed once a week and at the end of each month.

As of May 31, 2007, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)
On May 31, 2007, the cost of investments in securities for federal income tax purposes was $33,554,829. There are currently no material differences between federal cost and book cost. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,044,605
Gross unrealized depreciation	(61,951)
Net unrealized appreciation	$982,654

AMT—Alternative Minimum Tax.  As of May 31, 2007, the aggregate market value of securities subject to the Alternative Minimum Tax is $2,255,947, which represents 10.3% of net assets applicable to common shares.
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
GNMA—Government National Mortgage Association
MBIA—Municipal Bond Insurance Association
RAAI—Radian Asset Assurance Inc.

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007